Leases	12 Months Ended
Sep. 25, 2021
Leases [Abstract]
Lessee, Operating Leases [Text Block]
4. Leases
The Company leases certain real estate under noncancelable operating leases. These leases expire at various dates through December 2025.
Net rental expense under operating leases amounted to $2.3 million $2.0 million, and $1.9 million for the years ended September 25, 2021, September 26, 2020, and September 28, 2019, respectively.
Future minimum lease payments under the noncancelable operating leases as of September 25, 2021 are as follows (in thousands):

Total
Fiscal year 2022	$2,396
Fiscal year 2023	2,316
Fiscal year 2024	2,367
Fiscal year 2025	2,069
Fiscal year 2026 and thereafter	581

Total future minimum payments	$9,729